Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 79.16%
FHLB	3.00%	8-1-2050	$4,499,663	$ 4,735,795
FHLB	5.63	3-14-2036	6,020,000	8,658,643
FHLMC ¤	0.00	3-15-2031	8,855,000	7,347,396
FHLMC ¤	0.00	11-15-2038	1,575,000	1,012,731
FHLMC (12 Month LIBOR +1.71%) ±	2.25	7-1-2038	861,075	910,593
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	2.31	10-1-2026	79,617	79,715
FHLMC (12 Month LIBOR +1.91%) ±	2.41	9-1-2031	2,710	2,709
FHLMC (12 Month LIBOR +1.91%) ±	2.53	9-1-2031	36,562	36,843
FHLMC	2.62	12-25-2026	3,684,236	3,894,511
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.66	6-1-2032	17,512	17,587
FHLMC	2.75	3-25-2027	4,531,245	4,824,124
FHLMC	2.90	4-25-2026	5,397,749	5,723,337
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	19,839	19,860
FHLMC	3.00	6-1-2050	1,122,284	1,172,948
FHLMC	3.00	7-1-2050	2,289,143	2,417,749
FHLMC	3.00	8-1-2050	1,097,821	1,155,534
FHLMC (11th District Cost of Funds +1.25%) ±	3.07	7-1-2032	237,234	241,752
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.43	5-1-2026	16,053	16,286
FHLMC	3.50	8-1-2045	2,173,606	2,331,917
FHLMC	3.50	11-1-2045	3,894,695	4,180,898
FHLMC	3.50	12-1-2045	2,764,785	2,965,307
FHLMC	3.50	12-1-2045	926,033	990,406
FHLMC	4.00	6-1-2044	2,044,986	2,233,873
FHLMC	4.00	5-1-2049	2,056,698	2,195,277
FHLMC	4.00	9-1-2049	563,558	601,501
FHLMC	4.50	3-1-2042	161,069	179,516
FHLMC	4.50	9-1-2044	2,239,696	2,483,216
FHLMC	4.50	9-1-2049	6,228,887	6,728,536
FHLMC	5.00	6-1-2026	503,782	524,983
FHLMC	5.00	8-1-2040	664,737	763,622
FHLMC	5.50	7-1-2035	2,059,447	2,374,001
FHLMC	5.50	12-1-2038	1,148,938	1,337,972
FHLMC	6.00	10-1-2032	16,696	19,834
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	12,553	12,600
FHLMC	6.50	4-1-2022	4,951	5,550
FHLMC	6.50	9-1-2028	9,565	10,805
FHLMC	6.50	7-1-2031	1	2
FHLMC	7.00	12-1-2023	830	874
FHLMC	7.00	12-1-2026	243	264
FHLMC	7.00	4-1-2029	833	962
FHLMC	7.00	5-1-2029	4,553	5,284
FHLMC	7.00	4-1-2032	54,544	64,802
FHLMC	7.50	11-1-2031	62,198	69,046
FHLMC	7.50	4-1-2032	129,315	150,684
FHLMC	8.00	8-1-2023	2,753	2,787
FHLMC	8.00	6-1-2024	1,718	1,838
FHLMC	8.00	6-1-2024	1,534	1,541
FHLMC	8.00	6-1-2024	2,906	2,979
FHLMC	8.00	8-1-2026	8,397	9,488
FHLMC	8.00	11-1-2026	7,055	7,960
FHLMC	8.00	11-1-2028	3,792	4,114
FHLMC	8.50	12-1-2025	4,689	5,099
FHLMC	8.50	5-1-2026	674	684
FHLMC	8.50	8-1-2026	3,421	3,436
See accompanying notes to portfolio of investments

Wells Fargo Government Securities Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	9.00%	8-1-2021	$2	$ 2
FHLMC	9.50	9-17-2022	69	70
FHLMC	9.50	4-1-2025	8,090	8,217
FHLMC Multifamily Structured Pass-through Series T056 Class A4	6.00	5-25-2043	3,406,761	4,042,555
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	5,007,077
FHLMC Multifamily Structured Pass-through Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	0.52	6-25-2030	2,000,000	2,015,569
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	700,665	704,023
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	0.70	10-15-2033	279,053	283,174
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	0.45	11-15-2035	600,709	605,214
FHLMC Series 3614 Class QB	4.00	12-15-2024	768,529	804,166
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	0.46	3-15-2041	272,233	274,599
FHLMC Series 3906 Class EA	3.00	5-15-2026	256,606	264,464
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	0.45	12-15-2041	217,070	218,474
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	0.40	6-15-2040	204,001	204,974
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	0.45	7-15-2039	583,936	585,605
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	1.28	12-15-2036	271,823	279,227
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	0.35	7-15-2042	388,797	389,063
FHLMC Series 4409 Class MA	3.00	1-15-2054	69,490	71,888
FHLMC Series 4604 Class PA	3.00	1-15-2044	857,531	872,831
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	0.56	11-15-2042	2,574,624	2,602,783
FHLMC Series K020 Class X1 ±±	1.47	5-25-2022	40,213,055	388,446
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,956,349
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	351,073
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	177,804
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.78	2-25-2023	143,978	143,882
FHLMC Series KJ14 Class A1	2.20	11-25-2023	741,824	764,719
FHLMC Series M036 Class A	4.16	12-15-2029	3,145,000	3,263,573
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.49	11-25-2028	116,295	116,434
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.25	5-25-2030	464,821	467,945
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	0.37	9-25-2031	513,382	509,210
FHLMC Series T-42 Class A6	9.50	2-25-2042	618,887	784,529
FHLMC Series T-55 Class 2A1 ±±	3.37	3-25-2043	301,507	310,607
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	829,380	1,012,143
FHLMC Series T-57 Class 2A1 ±±	3.73	7-25-2043	1,498,214	1,613,097
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.33	10-25-2044	690,496	705,999
FHLMC Series T-67 Class 1A1C ±±	3.16	3-25-2036	655,876	705,675
FHLMC Series T-67 Class 2A1C ±±	3.18	3-25-2036	1,037,251	1,103,251
FNAM Series 2013-114 Class LM	4.00	3-25-2042	914,000	1,020,284
FNMA ¤	0.00	11-15-2030	1,485,000	1,246,965
FNMA ¤%%	0.00	8-6-2038	7,450,000	4,750,243
FNMA	1.38	7-1-2030	4,158,772	4,127,067
FNMA %%	1.50	6-17-2036	4,785,000	4,843,132
FNMA	1.65	6-1-2030	1,430,015	1,447,499
FNMA	1.65	7-1-2030	2,426,906	2,449,721
FNMA	1.66	7-1-2032	4,181,820	4,167,856
FNMA (11th District Cost of Funds +1.25%) ±	1.84	5-1-2036	564,193	556,805
FNMA (12 Month LIBOR +1.63%) ±	1.88	4-1-2032	54,090	53,908
FNMA	1.97	5-1-2030	4,495,456	4,655,285
FNMA %%	2.00	6-17-2036	10,055,000	10,387,683
FNMA %%	2.00	6-14-2051	41,215,000	41,624,744
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	208,416	219,470
See accompanying notes to portfolio of investments

2  |  Wells Fargo Government Securities Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (11th District Cost of Funds +1.25%) ±	2.29%	9-1-2027	$114,118	$ 115,975
FNMA ##	2.32	1-1-2026	6,223,083	6,609,396
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	97,063	97,719
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	1,934,126	2,014,151
FNMA (12 Month LIBOR +1.77%) ±	2.39	7-1-2044	110,963	117,582
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.42	12-1-2040	85,888	91,067
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.43	12-1-2034	190,121	190,047
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.43	12-1-2040	20,846	20,896
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.47	9-1-2035	239,709	254,330
FNMA	2.50	9-1-2050	547,762	567,766
FNMA %%	2.50	6-14-2051	55,100,000	57,042,502
FNMA ##	2.51	9-1-2031	5,251,884	5,580,670
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.52	7-1-2026	29,544	29,411
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	493,797	523,525
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	2,197,702	2,285,585
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.57	9-1-2031	18,991	19,077
FNMA	2.60	12-1-2023	1,893,832	1,992,136
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.61	10-1-2027	62,229	62,193
FNMA	2.65	2-1-2032	2,951,770	3,112,825
FNMA	2.65	2-1-2032	2,295,821	2,431,218
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.72	6-1-2032	75,730	76,216
FNMA	2.75	9-1-2031	914,371	985,445
FNMA	2.86	7-1-2029	998,054	1,092,521
FNMA	3.00	5-1-2027	608,382	640,570
FNMA ##	3.00	6-1-2034	4,612,276	4,869,516
FNMA	3.00	4-1-2045	48,988	51,527
FNMA	3.00	11-1-2045	4,250,634	4,486,134
FNMA ##	3.00	12-1-2045	10,038,751	10,595,875
FNMA	3.00	12-1-2046	365,309	386,622
FNMA ##	3.00	8-1-2050	5,100,213	5,370,863
FNMA ##	3.00	9-1-2050	4,883,114	5,158,019
FNMA (11th District Cost of Funds +1.25%) ±	3.01	5-1-2036	242,286	249,429
FNMA ##	3.02	2-1-2026	5,970,836	6,500,069
FNMA	3.48	3-1-2029	900,148	1,018,634
FNMA ##	3.50	4-1-2034	6,784,033	7,291,126
FNMA	3.50	2-1-2043	27,041	29,194
FNMA	3.50	2-1-2045	709,828	761,460
FNMA	3.50	4-1-2045	2,449,962	2,630,978
FNMA	3.50	8-1-2045	256,577	274,399
FNMA	3.50	12-1-2045	974,753	1,047,514
FNMA	3.50	2-1-2046	1,078,400	1,156,502
FNMA %%	3.50	6-14-2051	4,410,000	4,654,530
FNMA	3.63	3-1-2029	383,162	437,684
FNMA	3.77	3-1-2029	971,212	1,118,863
FNMA	3.86	3-1-2029	820,785	950,040
FNMA (6 Month LIBOR +3.13%) ±	3.99	7-1-2033	125,812	126,386
FNMA ##	4.00	4-1-2046	7,254,371	7,888,916
FNMA	4.00	3-1-2047	1,272,465	1,409,137
FNMA	4.50	1-1-2026	28,698	30,039
FNMA	4.50	10-1-2046	209,244	228,668
FNMA	4.50	9-1-2049	1,980,995	2,140,819
FNMA	5.00	4-1-2023	25,276	26,324
FNMA	5.00	6-1-2023	114,637	119,408
FNMA	5.00	3-1-2034	276,708	316,358
FNMA	5.00	8-1-2040	3,389,903	3,814,351
See accompanying notes to portfolio of investments

Wells Fargo Government Securities Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	10-1-2040	$395,449	$ 448,359
FNMA	5.00	1-1-2042	284,880	328,199
FNMA	5.00	11-1-2048	211,018	231,725
FNMA	5.00	12-1-2048	679,161	746,429
FNMA	5.50	11-1-2023	20,438	21,264
FNMA	5.50	1-1-2025	6,706	6,894
FNMA	5.50	1-1-2025	31,085	31,896
FNMA	5.50	9-1-2033	1,242,395	1,433,618
FNMA	5.50	9-1-2033	479,318	553,434
FNMA	5.50	8-1-2035	357,287	413,475
FNMA	5.50	1-1-2037	333,962	387,140
FNMA	5.50	4-1-2040	915,748	1,059,850
FNMA	6.00	3-1-2024	25,014	28,029
FNMA	6.00	1-1-2028	510,519	572,647
FNMA	6.00	2-1-2035	776,016	863,021
FNMA	6.00	11-1-2037	258,992	307,653
FNMA	6.00	7-1-2038	95,891	113,859
FNMA	6.50	3-1-2028	9,328	10,117
FNMA	6.50	12-1-2029	119,189	133,551
FNMA	6.50	11-1-2031	25,269	28,314
FNMA	6.50	7-1-2036	222,627	261,039
FNMA	6.50	7-1-2036	139,181	162,651
FNMA	7.00	11-1-2026	2,550	2,730
FNMA	7.00	1-1-2032	1,307	1,370
FNMA	7.00	2-1-2032	49,447	57,614
FNMA	7.00	10-1-2032	123,876	146,322
FNMA	7.00	2-1-2034	1,631	1,887
FNMA	7.00	4-1-2034	74,307	85,502
FNMA	7.00	1-1-2036	5,863	6,410
FNMA	7.50	9-1-2031	56,694	67,302
FNMA	7.50	2-1-2032	23,462	27,419
FNMA	7.50	10-1-2037	531,183	645,855
FNMA	8.00	5-1-2027	20,664	20,912
FNMA	8.00	6-1-2028	846	906
FNMA	8.00	2-1-2030	23,831	24,226
FNMA	8.00	7-1-2031	569,000	649,162
FNMA	8.50	8-1-2024	2,677	2,690
FNMA	8.50	5-1-2026	46,319	50,105
FNMA	8.50	7-1-2026	12,900	13,218
FNMA	8.50	10-1-2026	36	36
FNMA	8.50	11-1-2026	3,696	3,756
FNMA	8.50	11-1-2026	20,076	20,219
FNMA	8.50	12-1-2026	74,784	82,938
FNMA	8.50	12-1-2026	9,812	10,815
FNMA	8.50	12-1-2026	191	192
FNMA	8.50	2-1-2027	129	143
FNMA	8.50	2-1-2027	4,010	4,026
FNMA	8.50	3-1-2027	562	594
FNMA	8.50	6-1-2027	38,416	39,310
FNMA	9.00	6-1-2021	1	1
FNMA	9.00	8-1-2021	2	2
FNMA	9.00	10-1-2021	6	6
FNMA	9.00	1-1-2025	8,767	9,402
FNMA	9.00	3-1-2025	1,240	1,245
FNMA	9.00	3-1-2025	425	427
See accompanying notes to portfolio of investments

4  |  Wells Fargo Government Securities Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	9.00%	7-1-2028	$2,246	$ 2,270
FNMA	9.50	6-1-2022	14	14
FNMA	9.50	7-1-2028	3,484	3,500
FNMA 2006-50 Class BF (1 Month LIBOR +0.40%) ±	0.51	6-25-2036	672,132	677,901
FNMA 2010-136 Class FA (1 Month LIBOR +0.50%) ±	0.61	12-25-2040	809,401	821,565
FNMA Series 1992-45 Class Z	8.00	4-25-2022	5,967	6,108
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	488,589	555,695
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	548,430	658,535
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	154,746	188,075
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	0.46	2-25-2032	236,763	236,933
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	236,124	276,390
FNMA Series 2002-T12 Class A5 ±±	4.41	10-25-2041	647,539	684,667
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,858,606	3,429,184
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	0.35	5-25-2032	253,765	252,630
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	1,125,950	1,340,303
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	412,094	481,360
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.39	3-25-2033	745,989	732,832
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.35	6-25-2033	63,240	62,187
FNMA Series 2003-W1 Class 1A1 ±±	5.12	12-25-2042	545,578	597,729
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	30,406	30,905
FNMA Series 2003-W3 Class 1A4 ±±	3.67	8-25-2042	1,671,206	1,777,309
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.33	4-25-2033	198,452	194,141
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	839,382	875,961
FNMA Series 2003-W6 Class PT4 ±±	8.12	10-25-2042	942,940	1,164,879
FNMA Series 2003-W8 Class PT1 ±±	9.16	12-25-2042	349,387	407,357
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	282,275	331,345
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	784,049	926,555
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	501,772	603,781
FNMA Series 2005-71 Class DB	4.50	8-25-2025	168,464	173,731
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.37	6-27-2036	62,889	61,970
FNMA Series 2007-W10 Class 2A ±±	6.31	8-25-2047	212,026	242,741
FNMA Series 2008-17 Class DP	4.75	2-25-2038	1,152,349	1,236,901
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	0.51	4-25-2041	118,064	117,444
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	0.46	7-25-2041	211,876	212,516
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	1,890	12
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	0.66	4-25-2044	1,838,213	1,861,392
FNMA Series 2014-20 Class TM ±±	8.96	4-25-2044	249,598	333,290
FNMA Series 2017-M2 Class A2 ±±	2.80	2-25-2027	9,875,817	10,756,366
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	0.59	4-25-2029	3,155,148	3,183,647
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	885,000	976,740
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	537,865
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	5,855,776
FNMA Series 265 Class 2	9.00	3-25-2024	19,545	20,832
FNMA Series 4764 Class NK	3.50	9-15-2043	795,695	804,327
FNMA Series G92-30 Class Z	7.00	6-25-2022	2,014	2,049
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	352,442	371,827
GNMA	2.00	6-21-2051	9,550,000	9,710,226
See accompanying notes to portfolio of investments

Wells Fargo Government Securities Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	2.50%	6-21-2051	$12,015,000	$ 12,442,063
GNMA	3.00	11-20-2045	4,944,090	5,239,799
GNMA	3.00	4-20-2051	6,765,722	7,103,925
GNMA	3.50	12-20-2047	5,310,790	5,620,366
GNMA	3.50	3-20-2050	3,407,506	3,575,894
GNMA	4.00	11-15-2024	570,975	607,021
GNMA	4.00	12-20-2047	3,723,683	3,991,356
GNMA	4.25	6-20-2036	271,931	293,715
GNMA	4.50	8-20-2049	1,012,458	1,084,085
GNMA	5.00	7-20-2040	627,336	713,290
GNMA	6.00	8-20-2034	67,163	75,023
GNMA	6.50	12-15-2025	4,972	5,552
GNMA	6.50	5-15-2029	457	510
GNMA	6.50	5-15-2031	624	697
GNMA	6.50	9-20-2033	34,554	41,167
GNMA	7.00	12-15-2022	2,413	2,434
GNMA	7.00	5-15-2026	1,034	1,110
GNMA	7.00	3-15-2028	7,293	7,324
GNMA	7.00	4-15-2031	706	717
GNMA	7.00	8-15-2031	16,677	17,434
GNMA	7.00	3-15-2032	12,578	12,874
GNMA	7.34	10-20-2021	1,153	1,157
GNMA	7.34	9-20-2022	704	705
GNMA	8.00	6-15-2023	1,222	1,261
GNMA	8.00	12-15-2023	62,186	65,319
GNMA	8.00	2-15-2024	303	321
GNMA	8.00	9-15-2024	1,413	1,434
GNMA	8.00	6-15-2025	29	29
GNMA Series 2005-23 Class IO ♀±±	0.00	6-17-2045	1,347,974	154
GNMA Series 2006-32 Class XM ♀±±	0.11	11-16-2045	3,961,615	8,947
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	88,280	89,776
GNMA Series 2008-22 Class XM ♀±±	1.15	2-16-2050	9,240,790	239,537
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	3,866,869	184,065
GNMA Series 2012-12 Class HD	2.00	5-20-2062	19,226	19,816
GNMA Series 2019-H06 Class HI ♀±±	1.77	4-20-2069	5,098,357	240,337
International Development Finance Corporation	2.12	3-20-2024	8,570,000	8,799,965
Overseas Private Investment Corporation ¤	0.00	1-17-2026	2,000,000	2,163,035
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	16,245,000	13,937,775
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	7,700,000	6,584,670
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2037	7,035,000	4,778,356
STRIPS ¤	0.00	5-15-2039	20,000,000	13,653,788
TVA ¤	0.00	11-1-2025	6,900,000	6,664,032
TVA	4.25	9-15-2065	2,600,000	3,445,137
TVA	4.63	9-15-2060	7,550,000	10,592,131
TVA	5.38	4-1-2056	5,000,000	7,695,884
TVA	5.88	4-1-2036	4,380,000	6,416,258
Total Agency securities (Cost $525,218,260)				540,111,265
Asset-backed securities: 2.78%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,377,532
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	3,385,869	3,407,341
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR+0.60%) 144A±	0.71	7-26-2066	394,938	395,796
See accompanying notes to portfolio of investments

6  |  Wells Fargo Government Securities Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR+0.42%) 144A±	0.53%	3-25-2067	$1,545,385	$ 1,543,124
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR+1.00%) 144A±	1.11	2-27-2068	3,050,000	3,121,785
North Texas Higher Education Authority Incorporated Series 2011-1 Class A1 (3 Month LIBOR+1.10%) ±	1.30	4-1-2040	1,224,096	1,235,572
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	4,790,000	4,851,372
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	61,960	62,098
Total Asset-backed securities (Cost $18,448,412)				18,994,620
Corporate bonds and notes: 2.57%
Financials: 2.02%
Banks: 0.28%
International Bank for Reconstruction and Development ¤	0.00	3-11-2031	2,377,000	1,900,260
Consumer finance: 1.43%
Private Export Funding Corporation 144A	0.55	7-30-2024	9,715,000	9,734,153
Diversified financial services: 0.31%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	2,135,728
Industrials: 0.55%
Commercial services & supplies: 0.55%
Rockfeller Foundation Class B	2.49	10-1-2050	4,000,000	3,741,629
Total Corporate bonds and notes (Cost $17,842,033)				17,511,770
Non-agency mortgage-backed securities: 7.62%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	2,000,313	2,008,436
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	2,666,578	2,723,179
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	333,664
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	3,364,455	3,467,698
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,236,968
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,641,668	2,812,660
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,571,337
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,215,527
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,141,635	4,417,489
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.51	5-2-2023	2,924,886	2,953,889
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,377,300
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	3,658,325	3,828,542
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,725,961	1,737,010
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	489,611	488,999
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	1,233,785	1,249,786
See accompanying notes to portfolio of investments

Wells Fargo Government Securities Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94%	6-25-2049	$983,371	$ 989,135
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.45	11-25-2060	2,780,000	2,916,934
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,323,301	1,331,593
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,815,205
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.25	2-15-2025	72,148	79,068
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	95,737	108,244
Verus Securitization Trust Series 2021-R3 Class A1 144A♦±±	1.02	4-25-2064	1,315,000	1,314,996
Total Non-agency mortgage-backed securities (Cost $50,925,880)				51,977,659
U.S. Treasury securities: 15.49%
TIPS	0.13	7-15-2030	1,719,712	1,898,693
TIPS	0.13	1-15-2031	11,486,711	12,605,148
TIPS	1.38	2-15-2044	3,119,061	4,192,674
U.S. Treasury Bond	1.38	11-15-2040	12,940,000	11,223,428
U.S. Treasury Bond	1.63	11-15-2050	4,365,000	3,729,347
U.S. Treasury Bond	1.88	2-15-2051	7,920,000	7,201,013
U.S. Treasury Bond	2.38	11-15-2049	5,355,000	5,446,621
U.S. Treasury Bond	2.88	5-15-2043	2,245,000	2,496,861
U.S. Treasury Note	0.13	1-15-2024	2,985,000	2,976,255
U.S. Treasury Note	0.38	4-30-2025	8,815,000	8,756,463
U.S. Treasury Note	0.38	11-30-2025	8,810,000	8,684,044
U.S. Treasury Note	0.38	1-31-2026	5,700,000	5,604,035
U.S. Treasury Note	0.50	2-28-2026	14,315,000	14,145,009
U.S. Treasury Note	1.63	5-15-2031	16,715,000	16,746,341
Total U.S. Treasury securities (Cost $107,873,977)				105,705,932
Yankee corporate bonds and notes: 0.37%
Financials: 0.37%
Banks: 0.37%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,514,821
Total Yankee corporate bonds and notes (Cost $2,272,771)				2,514,821
Yankee government bonds: 4.95%
State of Israel	5.50	12-4-2023	14,790,000	16,717,295
State of Israel	5.50	9-18-2033	6,585,000	9,133,266
U.S. International Development Finance Corporation	2.82	3-20-2024	7,605,000	7,891,580
Total Yankee government bonds (Cost $33,745,330)				33,742,141

See accompanying notes to portfolio of investments

8  |  Wells Fargo Government Securities Fund

Portfolio of investments—May 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 8.27%
Investment companies: 8.27%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	56,408,036	$ 56,408,036
Total Short-term investments (Cost $56,408,036)				56,408,036
Total investments in securities (Cost $812,734,699)	121.21%			826,966,244
Other assets and liabilities, net	(21.21)			(144,702,959)
Total net assets	100.00%			$ 682,263,285

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
##	All or a portion of this security is segregated for when-issued securities.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$74,603,629	$211,668,744	$(229,864,337)	$0	$0	$56,408,036	8.27%	56,408,036	$13,584
See accompanying notes to portfolio of investments

Wells Fargo Government Securities Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	288	9-30-2021	$63,558,458	$63,571,500	$13,042	$0
5-Year U.S. Treasury Notes	169	9-30-2021	20,919,452	20,930,914	11,462	0
Short
10-Year U.S. Treasury Notes	(254)	9-21-2021	(33,545,427)	(33,512,125)	33,302	0
10-Year Ultra Futures	(282)	9-21-2021	(40,953,694)	(40,876,781)	76,913	0
Long Term Bonds	(168)	9-21-2021	(26,374,393)	(26,297,250)	77,143	0
U.S. Ultra Bond	(127)	9-21-2021	(23,578,196)	(23,526,750)	51,446	0
					$263,308	$0
See accompanying notes to portfolio of investments

10  |  Wells Fargo Government Securities Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Government Securities Fund  |  11

Notes to portfolio of investments—May 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$540,111,265	$0	$540,111,265
Asset-backed securities	0	18,994,620	0	18,994,620
Corporate bonds and notes	0	17,511,770	0	17,511,770
Non-agency mortgage-backed securities	0	51,977,659	0	51,977,659
U.S. Treasury securities	105,705,932	0	0	105,705,932
Yankee corporate bonds and notes	0	2,514,821	0	2,514,821
Yankee government bonds	0	33,742,141	0	33,742,141
Short-term investments
Investment companies	56,408,036	0	0	56,408,036
	162,113,968	664,852,276	0	826,966,244
Futures contracts	263,308	0	0	263,308
Total assets	$162,377,276	$664,852,276	$0	$827,229,552
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $2,011,920 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

12  |  Wells Fargo Government Securities Fund